CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Cloud Peak Energy Inc. and Subsidiaries) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenue	$ 353,234	$ 374,816	$ 329,996	$ 338,052	$ 374,825	$ 425,861	$ 343,183	$ 372,903	$ 1,396,097	$ 1,516,772	$ 1,553,661
Costs and expenses
Cost of product sold (exclusive of depreciation, depletion, amortization and accretion, shown separately)									1,136,318	1,132,399	1,151,117
Depreciation and depletion									100,523	94,575	87,127
Accretion									15,342	13,189	12,469
Derivative financial instruments									(25,611)	(22,754)	(2,275)
Selling, general and administrative expenses									53,066	54,548	51,061
Other operating costs									4,077	2,949	1,419
Total costs and expenses									1,283,715	1,274,906	1,300,918
Operating income	26,865	33,831	17,067	34,619	54,482	81,634	58,722	47,027	112,382	241,866	252,743
Other income (expense)
Interest income									440	1,086	592
Interest expense									(41,665)	(36,327)	(33,866)
Tax agreement benefit (expense)									(10,515)	29,000	(19,854)
Other, net									2,423	(847)	(170)
Total other income (expense)									(49,317)	(7,088)	(53,298)
Income before income tax provision and earnings from unconsolidated affiliates									63,065	234,778	199,445
Income tax expense									(11,629)	(62,614)	(11,449)
Earnings from unconsolidated affiliates, net of tax									535	1,556	1,801
Net income	13,901	17,966	4,709	15,395	28,163	85,260	33,678	26,618	51,971	173,720	189,797
Other comprehensive income (loss)
Retiree medical plan amortization of prior service costs									1,775	1,575	1,305
Retiree medical plan adjustment									10,824	(4,665)	(5,602)
Decker pension adjustments									3,199	204	(1,885)
Income tax on retiree medical plan and pension adjustments									(5,616)	1,039	2,226
Other comprehensive income									10,182	(1,847)	(3,956)
Total comprehensive income									$ 62,153	$ 171,873	$ 185,841
Earnings per common share
Basic (in dollars per share)									$ 0.86	$ 2.89	$ 3.16
Diluted (in dollars per share)									$ 0.85	$ 2.85	$ 3.13
Weighted-average shares outstanding - basic (in shares)									60,652	60,093	60,004
Weighted-average shares outstanding - diluted (in shares)									61,161	60,927	60,637